Income Tax - Reconciliation of Income before Income Tax and Income Tax Expense Recognized in Profit or Loss (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 663,036.0		$ 584,746.3	$ 389,862.1
Income tax expense at the statutory rate	134,595.2		118,831.3	79,056.5
Tax effect of adjusting items:
Nondeductible (deductible) items in determining taxable income	11,279.5		1,015.9	(4,183.5)
Tax-exempt income	(89,852.9)		(65,988.1)	(39,808.1)
Additional income tax under the Alternative Minimum Tax Act	32,852.7		18,872.8	10,367.9
Additional income tax on unappropriated earnings	18,849.5		14,747.3	7,628.1
The origination and reversal of temporary differences	(17,530.0)		(6,275.2)	(1,065.1)
Income tax credits	(5,651.3)		(26.5)	(5,925.4)
Tax effect of adjusting items	84,542.7		81,177.5	46,070.4
Income tax adjustments on prior years	(14,539.5)		(7,589.4)	(10,193.8)
Other income tax adjustments	152.2		150.2	(41.5)
Income tax expense recognized in profit or loss	$ 70,155.4	$ 2,529.0	$ 73,738.3	$ 35,835.1